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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07088
Invesco Van Kampen Massachusetts Value Municipal Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX
Item 1. Schedule of Investments.

Invesco Van Kampen Massachusetts Value
Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	VK-CE-MVMI-QTR-1 07/10	Invesco Advisers, Inc.

Invesco Van Kampen Massachusetts Value Municipal Income Trust
Schedule of Investments ■ July 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 170.0%
	Massachusetts 153.3%
$1,000	Boston, MA Wtr & Swr Commn Rev Gen Sr Rfdg, Ser A	5.000%	11/01/26	$1,125,440
1,000	Braintree, MA Muni Purp Ln	5.000	05/15/26	1,103,860
1,000	Holyoke, MA Gas & Elec Dept Rev, Ser A (NATL Insd)	5.000	12/01/31	978,110
1,000	Massachusetts Bay Trans Auth MA Sales Tax Rev Sr, Ser B	5.250	07/01/21	1,222,780
250	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B1	7.250	06/01/16	252,400
1,000	Massachusetts St College Bldg Auth Proj Rev, Ser B	5.000	05/01/35	1,057,260
1,000	Massachusetts St Cons Ln, Ser A	5.000	03/01/25	1,122,600
500	Massachusetts St Dept Trans Metro Hwy Sys Rev Contract Assistance, Ser B	5.000	01/01/35	529,440
1,000	Massachusetts St Dev Fin Agy M/Srbc Proj, Ser A (NATL Insd)	5.125	08/01/28	1,002,790
500	Massachusetts St Dev Fin Agy Rev Brandeis Univ, Ser O-2	5.000	10/01/26	533,485
700	Massachusetts St Dev Fin Agy Rev Carleton Willard Vlg	5.625	12/01/30	708,302
1,000	Massachusetts St Dev Fin Agy Rev College Pharmacy & Allied Hlth, Ser D (AGL Insd)	5.000	07/01/35	1,026,690
250	Massachusetts St Dev Fin Agy Rev Emerson College, Ser A	5.000	01/01/40	246,390
250	Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc	5.000	01/01/24	224,822
450	Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc	5.500	01/01/35	398,767

Invesco Van Kampen Massachusetts Value Municipal Income Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$600	Massachusetts St Dev Fin Agy Rev First Mtg Overlook Cmnty, Ser A	6.250%	07/01/34	$527,658
1,000	Massachusetts St Dev Fin Agy Rev Hampshire College	5.700	10/01/34	1,001,010
300	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	218,835
250	Massachusetts St Dev Fin Agy Rev Sabis Intl Charter, Ser A	8.000	04/15/39	283,243
1,000	Massachusetts St Dev Fin Agy Solid Waste Disp Rev Dominion Energy Brayton Point (AMT) (a)	5.000	02/01/36	934,470
350	Massachusetts St Hlth & Ed Fac Auth Rev Berklee College Music, Ser A	5.000	10/01/32	356,948
500	Massachusetts St Hlth & Ed Fac Auth Rev Cape Cod Hlthcare Oblig (AGL Insd)	5.125	11/15/35	504,930
1,000	Massachusetts St Hlth & Ed Fac Auth Rev Caregroup, Ser B-2 (NATL Insd)	5.375	02/01/28	1,029,130
3,500	Massachusetts St Hlth & Ed Fac Auth Rev Harvard Univ, Ser B (b)	5.000	10/01/38	3,753,295
1,185	Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant	6.000	07/01/31	1,208,439
750	Massachusetts St Hlth & Ed Fac Auth Rev MA Inst Tech, Ser A	5.000	07/01/38	802,635

Invesco Van Kampen Massachusetts Value Municipal Income Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$5,000	Massachusetts St Hlth & Ed Fac Auth Rev MA Inst Tech, Ser K (b)	5.500%	07/01/32	$6,205,350
1,100	Massachusetts St Hlth & Ed Fac Auth Rev Partners Hlthcare Sys, Ser G-5	5.000	07/01/47	1,090,606
750	Massachusetts St Hlth & Ed Fac Auth Rev Rfdg Northeastern Univ, Ser Y-2	5.500	10/01/24	833,775
500	Massachusetts St Hlth & Ed Fac Auth Rev Springfield College	5.625	10/15/40	517,200
500	Massachusetts St Hlth & Ed Saint Mem Med Ctr, Ser A	6.000	10/01/23	462,230
500	Massachusetts St Hlth & Edl Fac Auth Rev Sterling & Francine Clark Art Inst, Ser B	5.000	07/01/40	529,870
1,000	Massachusetts St Hsg Fin Agy Hsg Rev, Ser H (AMT)	5.000	12/01/28	1,007,620
1,000	Massachusetts St Indl Fin Agy Rev Whitehead Inst Biomedical Resh	5.125	07/01/26	1,001,060
930	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT)	6.900	12/01/29	930,214
930	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT)	6.950	12/01/35	930,074
1,500	Massachusetts St Rfdg, Ser A (AMBAC Insd) (b)	5.500	08/01/30	1,812,450
3,500	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AGM Insd) (b)	5.000	08/15/30	3,675,455

Invesco Van Kampen Massachusetts Value Municipal Income Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$1,000	Massachusetts St Spl Oblig Dedicated Tax Rev Rfdg (NATL Insd)	5.500%	01/01/23	$1,154,150
1,550	Massachusetts St Tpk Auth Metro Hwy Sys Rev Cap Apprec Sr, Ser C (NATL Insd)	*	01/01/22	871,147
1,885	Massachusetts St Tpk Auth Rev Rfdg, Ser A (c)	5.000	01/01/13	1,992,879
50	Massachusetts St Wtr Pollutn MWRA Pgm, Ser A	5.000	08/01/32	51,132
500	Massachusetts St Wtr Res Auth Rfdg Gen, Ser B (AGM Insd)	5.250	08/01/31	581,220
1,000	Massachusetts St Wtr Res Auth, Ser B	5.000	08/01/24	1,127,570
1,000	New Bedford, MA Muni Purp Ln (NATL Insd) (Prerefunded @ 05/01/11)	5.000	05/01/20	1,045,870
1,000	Pittsfield, MA (NATL Insd) (Prerefunded @ 04/15/12)	5.125	04/15/22	1,091,950
1,975	Westford, MA (AMBAC Insd)	5.250	06/01/19	2,187,885

				51,253,436

	Guam 2.2%
300	Guam Econ Dev & Comm Auth Tob Settlement	5.625	06/01/47	251,499
350	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.375	12/01/24	361,119
135	Guam Pwr Auth Rev, Ser A	5.500	10/01/40	133,947

				746,565

Invesco Van Kampen Massachusetts Value Municipal Income Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico 5.0%
$200	Puerto Rico Comwlth Infrastructure Fin Auth Spl Tax Rev Rfdg, Ser C (AMBAC Insd)	5.500%	07/01/27	$211,906
200	Puerto Rico Elec Pwr Auth Pwr Rev, Ser CCC	5.250	07/01/27	207,268
500	Puerto Rico Elec Pwr Auth Pwr Rev, Ser XX	5.250	07/01/40	505,180
2,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev Cap Apprec, Ser A	*	08/01/34	438,740
300	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser C	5.250	08/01/41	301,506

				1,664,600

	U.S. Virgin Islands 9.5%
1,000	University Virgin Island Impt, Ser A	5.375	06/01/34	997,920
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,014,080
500	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Nt, Ser A	5.000	10/01/29	498,440
300	Virgin Islands Pub Fin Auth Rev Matching Fd Ln-Diago, Ser A	6.750	10/01/19	341,883
320	Virgin Islands Pub Fin Auth Rev Sub Matching Fd Ln Nt, Ser A	6.000	10/01/39	335,482

				3,187,805

	Total Long-Term Investments 170.0% (Cost $55,280,708)			56,852,406

Invesco Van Kampen Massachusetts Value Municipal Income Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Description	Value

Total Short-Term Investments 4.5% (Cost $1,500,000)	$1,500,000

Total Investments 174.5% (Cost $56,780,708)	58,352,406
Liability for Floating Rate Note Obligations Related to Securities Held (25.2%) (Cost $8,420,000)
(8,420)	Notes with interest rates ranging from 0.28% to 0.31% at July 31, 2010 and contractual maturities of collateral ranging from 2030 to 2038 (d)	(8,420,000)
Total Net Investments 149.3% (Cost $48,360,708)	49,932,406
Other Assets in Excess of Liabilities 2.3%	755,384
Preferred Shares (including accrued distributions) (51.6%)	(17,251,254)

Net Assets Applicable to Common Shares 100.0%	$33,436,536

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Variable Rate Coupon

(b)	Underlying security related to Inverse Floaters entered into by the Trust.

(c)	Escrowed to Maturity

(d)	Floating rates notes. The interest rates shown reflect the rates in effect at July 31, 2010.
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
NATL — National Public Finance Guarantee Corp.

Invesco Van Kampen Massachusetts Value Municipal Income Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	Prices are based on quoted prices in active markets for identical investments

Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3 —	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Municipal Securities	$—	$58,352,406	$—	$58,352,406

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,050,595
Aggregate unrealized (depreciation) of investment securities	(642,446)

Net unrealized appreciation of investment securities	$1,408,149

Cost of Investments for tax purposes is $48,522,126.

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Massachusetts Value Municipal Income Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: September 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.